                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 28, 2007
       to the Statement of Additional Information dated December 14, 2006


The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

--------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                              HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
--------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
Martin  L.   Flanagan*  -  1960     2007     Director, Chief Executive Officer and President,          None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President,
                                             AVZ Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman
                                             and President, AMVESCAP Group Services, Inc.
                                             (service provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman,
                                             Investment Company Institute; and Member of
                                             Executive Board, SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

--------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.


Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 28, 2007
       to the Statement of Additional Information dated December 14, 2006

The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    AND/OR                                                               HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* - 1960          2007     Director, Chief Executive Officer and President,        None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President, AVZ
                                             Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman and
                                             President, AMVESCAP Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman, Investment
                                             Company Institute; and Member of Executive Board,
                                             SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)
-------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 28, 2007
       to the Statement of Additional Information dated December 14, 2006

The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST    AND/OR                                                               HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* -1960           2007     Director, Chief Executive Officer and President,        None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President, AVZ
                                             Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman and
                                             President, AMVESCAP Group Services, Inc. (service
                                             provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman, Investment
                                             Company Institute; and Member of Executive Board, SMU
                                             Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)
-------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.

Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 28, 2007
       to the Statement of Additional Information dated December 14, 2006


The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                              HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* - 1960          2007     Director, Chief Executive Officer and President,          None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President,
                                             AVZ Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman
                                             and President, AMVESCAP Group Services, Inc.
                                             (service provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman,
                                             Investment Company Institute; and Member of
                                             Executive Board, SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

-------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.


Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated February 28, 2007
       to the Statement of Additional Information dated December 14, 2006


The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                              HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* - 1960           2007    Director, Chief Executive Officer and President,          None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President,
                                             AVZ Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman
                                             and President, AMVESCAP Group Services, Inc.
                                             (service provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman,
                                             Investment Company Institute; and Member of
                                             Executive Board, SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

-------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.


Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.

                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                       Supplement dated February 28, 2007
       to the Statement of Additional Information dated December 14, 2006


The following information relating to Martin L. Flanagan is added under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND        TRUSTEE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                              HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan* - 1960         2007      Director, Chief Executive Officer and President,          None"
Trustee                                      AMVESCAP PLC (parent of AIM and a global investment
                                             management firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and Director,
                                             Chairman, Chief Executive Officer and President,
                                             AVZ Inc. (holding company); INVESCO North American
                                             Holdings, Inc. (holding company); Chairman
                                             and President, AMVESCAP Group Services, Inc.
                                             (service provider); Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman,
                                             Investment Company Institute; and Member of
                                             Executive Board, SMU Cox School of Business

                                             Formerly:

                                             President, Co-Chief Executive Officer, Co-President,
                                             Chief Operating Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global investment
                                             management organization)

-------------------------------------------------------------------------------------------------------------------------

* Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.


Effective, February 24, 2007, Martin L. Flanagan has been appointed to the Investments Committee. Additionally, effective February 28, 2007, J. Philip Ferguson resigned as an officer of the Trust.